INVESTMENT PROPERTIES	12 Months Ended
Dec. 31, 2020
INVESTMENT PROPERTIES
INVESTMENT PROPERTIES

14.INVESTMENT PROPERTIES

The movements in investment properties for the years ended December 31, 2020 and 2019 were as follows:

	At the		P/L for
	Beginning	Total useful	changes			As of
Item	of the year	life	in the FV	Additions	Disposals	12/31/2020
Measurement at fair value
Rented properties	5,520,143	50	(92,457)	1,447,123	(876,864)	5,997,945
TOTAL INVESTMENT PROPERTIES	5,520,143	—	(92,457)	1,447,123	(876,864)	5,997,945

	At the		P/L for
	Beginning	Total useful	changes			As of
Item	of the year	life	in the FV	Additions	Disposals	12/31/2019
Measurement at fair value
Rented properties	865,687	50	(173,076)	4,834,792	(7,260)	5,520,143
TOTAL INVESTMENT PROPERTIES	865,687	—	(173,076)	4,834,792	(7,260)	5,520,143

Investment properties are measured at fair value which is determined by professionally qualified valuers.

For all Investment Properties with a total valuation of 5.998 million as of December 31, 2020, the valuation was determined using sales Comparison Approach prepared by the Group’s management considering a report of an independent expert. Sale prices of comparable properties are adjusted considering the specific aspects of each property, the most relevant premise being the price per meter (Level 3). The Group estimated that, other factors being constant, a 5% reduction on the Sales price per meter for the period ended December 31, 2020 would have reduced the value of the Investment Properties by 224.9 million, which would impact, net of its tax effect on the "Other Operating Income" item in the Income statement.